Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-in Capital	Share Subscriptions Received	Other Comprehensive Income/Loss	Deficit Accumulated During the Development Stage	Total
Balance, at Aug. 05, 2010	0	0	0	0	0	0	0
Issuance of founders' shares	1	0	0	0	0	0	0
Issuance of shares for cash	474,647	475	236,848	30,000	0	0	267,323
Issuance of shares for services	3,670,319	3,670	431,490	0	0	0	435,160
Foreign currency translation	$ 0	$ 0	$ 0	$ 0	$ (39,292)	$ 0	$ (39,292)
Net loss for the period	0	0	0	0	0	(894,120)	(894,120)
Balance, at Dec. 31, 2010	4,144,967	4,145	668,338	30,000	(39,292)	(894,120)	(230,929)
Foreign currency translation	0	0	0	0	43,930	0	35,915
Common stock issued for cash	1,859,073	1,859	1,550,256	(30,000)	0	0	1,522,115
Common stock issued for services	434,726	435	362,047	0	0	0	362,484
Common stock issued in advance of services	350,000	350	349,650	0	0	0	350,000
Recapitalization pursuant to reverse merger	1,212,000	1,212	(2,162)	0	0	0	(950)
Stock issued to settle debt	644,886	645	1,169,298	0	0	0	1,169,943
Relative fair value of warrants attached to common stock sold for cash	0	0	73,791	0	0	0	73,791
Employee stock options granted for services	0	0	16,507	0	0	0	16,507
Warrants granted for services	0	0	390,529	0	0	0	390,529
Net loss for the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,608,463)	$ (2,608,463)
Balance, at Dec. 31, 2011	8,645,652	8,646	4,578,254	0	4,638	(3,502,583)	1,088,955